MML Equity Index Fund – Letter to Shareholders

To Our Shareholders

[PHOTO]

John V. Murphy

“One by-product of this spring’s correction in stocks clearly seems to be a renewed respect for earnings and other fundamental measures of value.”
August 1, 2000

Correction in Stocks Deflates Tech Values

At the beginning of the year the stock market picked up where it left off at the end of 1999, mounting a strong but narrow advance led by the favored technology, media, and telecommunications sectors. Internet fever was rampant, pushing many stocks with little more than an intriguing business concept to dizzying heights, while stocks with solid earnings in other sectors languished. Time was running out for the bulls, however, as the Federal Reserve Board continued raising short-term interest rates. Rising rates, which typically have the greatest impact on stocks with the highest valuations, finally took their toll on the market in March, April, and May. From peak to trough, the technology-heavy NASDAQ Composite Index fell 37.3%, while on April 14 the Dow Jones Industrial Average and the S&P 500® both experienced one-day drops exceeding 5%. Overall, though, the Dow and the S&P 500® escaped with relatively little damage. While the NASDAQ suffered a setback of bear market proportions, the S&P 500® lost just 1.5%, and the Dow actually gained 5.0%, as investors shifted their assets from New Economy to Old Economy stocks during the first two quarters of 2000.

Late in May, following the latest rate hike by the Fed, there was a widespread sense that interest rates might have reached a plateau, and stocks staged a relief rally. The NASDAQ made up about half of the ground it lost during the correction. Perhaps chastened by the sting of recent losses, investors were more selective this time around, putting a higher premium on stocks with solid earnings prospects and tending to avoid the most speculative shares.

Despite the lackluster performance of stocks overall, it was a good period for actively managed funds. The average U.S. equity mutual fund, as measured by Morningstar, gained more than three percent year-to-date, easily outpacing the negative returns of the three major indices. More importantly, the average mutual fund in almost every category—from small value to large growth—was able to outperform its corresponding index. I’m happy to report that many MassMutual funds outperformed not only their benchmark indices but also the average mutual fund in their respective categories. Our small-cap funds in both value and growth styles did especially well on both an absolute and relative basis.

The Fed Keeps Raising Rates

The Federal Reserve Board, continuing a trend from 1999, raised short-term interest rates in February, March, and May. After the last tightening, which saw rates jump by an increment of 0.50%, the target federal funds rate stood at 6.50%, while the discount rate reached 6.00%, a total increase of 100 basis points for both during the period. Several factors contributed to the Fed’s actions, including robust GDP growth in the United States, tight labor markets, strengthening economies in Europe and Asia, and higher prices for some raw materials, especially crude oil. In June, amid signs that the economy was finally beginning to slow, the Fed left rates unchanged.

Higher rates trimmed returns on most fixed-income investments during the first half of the year, with returns of around 3-4% provided by T-bills as well as short-term and core high-quality bonds. Early in the period spreads widened considerably in the long end of the market, reflecting both upward pressure on interest rates and the inversion of the yield curve and accompanying uncertainty created by the U.S. Treasury’ s buyback program. The program, a result of the government’s reduced borrowing needs, drove down the yields of long- and intermediate-term Treasury securities and contributed to a flight to quality. Spreads narrowed considerably in the final month of the period amid the general sense that the Fed might be finished tightening and investors’ diminishing concerns about the buyback program.

(Continued)

Outlook for Slower Growth

Given the normal 12 to 18-month time lag between Fed actions on interest rates and their full effects on the economy, we expect to see economic growth continue to show signs of slowing over the next six months to a year. However, a persistently strong economy or a worsening of inflation could lead to another round of tightening by the Fed. The complexity of the U.S. economy, together with the delayed effects of most policy moves, makes it extremely difficult for the Fed to know with any certainty when to stop raising interest rates. There is simply no way to predict whether we will get the “soft landing”—slower growth with no recession—that most investors are hoping for.

However, one by-product of this spring’s correction in stocks clearly seems to be a renewed respect for earnings and other fundamental measures of value. I expect this trend to continue in the second half of the year. While absolute returns might be more modest, as a slowing economy forces downward revisions in earnings estimates for many companies, actively managed funds should continue to do well on a relative basis. In a more rational investment environment, good portfolio managers can add considerable value because the market tends to reward the “right” stocks—those with the most favorable fundamental outlooks.

MassMutual Expands Fund Offerings

I’d like to announce some exciting additions to the MML Series Investment Fund. Through our comprehensive due diligence process, we’ve uncovered significant investor demand for a number of fund types and managers that were not previously addressed by our selections. As a result, we’ve added three new funds, listed as follows, with their managers (sub-advisers) in parentheses: Large Cap Value (Davis Selected Advisers), OTC 100 (Deutsche Asset Management/Bankers Trust Company), and Emerging Growth (RS Investment Management). These new choices span a broad range of investment styles and market sectors—value vs. growth, active vs. indexed, and large-cap vs. emerging growth. All of our new managers have produced excellent long-term track records, and have passed through our extensive selection process. We will continue to monitor all of our funds carefully so that you can be assured of access to top-flight investment management talent.

/s/    John V. Murphy
John V. Murphy
President
MML Series Investment Fund

MML Equity Index Fund Portfolio Review

What are the investment objectives and policies for the MML Equity Index Fund?

The objective and policies of the Fund are to:

•  achieve long-term growth of capital through performance that closely tracks that of the Standard & Poor’s 500 Index

• invest in a portfolio of equity securities mirroring the composition and sector weightings of the Standard & Poor’s 500 Index

How did the Fund perform during the first half of 2000?

For the six months ended June 30, 2000, the Fund’s shares returned -0.65%, slightly trailing the -0.42% return of the Standard & Poor’s 500 Index, a market cap italization-weighted, unmanaged index of 500 common stocks. The Fund’s return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Past performance is no indication of future results.

What factors influenced performance during the period?

It was an extremely volatile six-month period. After backing and filling during January and February, the Index surged 9.78% in March, closing at its peak of 1,527.57 on March 24. Strength came primarily from the new economy sectors of technology, media, the telecommunications segment of the utilities sector, and the biotechnology component of health care. Investors bid particularly aggressively for any stock related to the Internet, regardless of the earnings prospects, and the valuations of many shares reached unsustainably high levels.

 At the same time, the Federal Reserve Board continued to raise short-term interest rates in an effort to head off an overheated economy and a return of inflation. The Fed hiked rates in February, March, and May, for a total increase of 1.00% in both the target federal funds rate and the discount rate. Higher rates generally have the most negative impact on stocks with the highest valuations, and this maxim certainly proved to be true during the period. Led by a plunging NASDAQ Composite Index, which fell 37.3% from its high on March 10 through the low on May 23, the S&P 500 quickly lost ground, shedding over 5% of its value on April 14 alone. The low on that day was 1,339.40. For the next month, market action was choppy while investors waited nervously to see what the Fed would do at its May meeting. When the Fed fulfilled expectations by hiking rates by 0.50%, investors began to suspect that the current cycle of higher rates might be close to an end, and stocks staged a relief rally. Buoyed by fading concerns about interest rates and optimism about second quarter earnings, stocks held on to much of their recent gains, and volatility diminished as the period drew to a close. Overall, the Index rose 2.29% during the first quarter but more than offset those gains with a -2.65% return in the second quarter.

Which stocks and sectors were most helpful or detrimental to performance?

As investors began to take seriously the possibility of an economic slowdown later in the year, money began to flow into defensive market sectors—that is, those that tend to outperform the overall market during periods of slower economic growth. Two of the best-performing defensive sectors were health care and consumer staples, with respective returns of 25.7% and 9.0%. These sectors benefited from the perception that people tend to buy items such as razor blades, toothpaste and drugs in a somewhat predictable fashion unless the economy is absolutely terrible. Utilities also did well, with a 9.4% return. The weakest sectors were basic materials, communication services, and consumer cyclicals, with returns of -11.8%, -11.3%, and -8.4%, respectively. Turning to individual holdings, the strongest performers were Nabisco Group, St. Jude Medical, and Reebok International, which finished the period with respective returns of 115%, 77%, and 72%. On the negative side, the Fund’s performance was hurt by weakness in Citrix Systems -71%, Novell -67%, and Qualcomm -59%. In addition, during the quarter there were 16 additions or deletions to the Index, as well as 13 share increases and 7 share decreases, resulting in higher-than-normal turnover costs.

What is your outlook?

There is little question in our minds that the Fed’s aggressive tightening of monetary policy will have some slowing effect on the U.S. economy, along with a decrease in the rate of earnings growth. Thus, in the short term, new economy stocks could experience further volatility since they depend on above-average earnings growth to propel their stock prices higher. In addition, with valuations still relatively high, investors are likely to be unforgiving of those companies that fail to meet their earnings estimates. On the positive side, spending for information technology is increasing all over the world and is estimated to reach 5% of gross domestic product in the United States this year. A lot of that spending is likely to benefit companies in the S&P 500®, many of which are leaders in their respective industries.

Furthermore, in the past few years changing market conditions have often resulted in investors shifting their money among different sectors rather than withdrawing funds from the market. If technology and other new economy sectors temporarily fall from favor, therefore, sector rotation may result in new leadership for the market. Being modeled on a broadly based index like the S&P 500®, the Fund is well positioned to benefit from this kind of scenario.

Growth of a $10,000 Investment

Hypothetical Investments in MML Equity Index Fund and the S&P’s 500 Composite Index

MML Series Investment Fund
Total Return
	Year to Date	One Year	Since Inception Average Annual
	1/1/00 - 6/30/00	7/1/99 - 6/30/00	5/1/97 - 6/30/00

MML Equity Index Fund	-0.65%	6.80%	21.79%

S&P’s 500 Composite Index	-0.42%	7.25%	22.46%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Investors should note that the Fund is a professionally managed mutual fund, while the S&P’s 500 Composite Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. The Fund’s return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Past performance is no indication of future results.

MML Equity Index Fund

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

ASSETS:

Investments, at value (cost $114,761,652) (Note 2)	$136,168,041

Short-term investments, at amortized cost (Note 2)	12,862,579

Total investments	149,030,620

Cash	2,996,559

Receivables from investments sold	7,493

Interest and dividends	143,770

Foreign taxes withheld	1,886

Variation margin on open futures contracts (Note 1)	106,050

Reimbursement receivable	5,391

Total assets	152,291,769

LIABILITIES:

Payables for investments purchased	75,559

Directors’ fees and expenses (Note 3)	4,258

Affiliates (Note 3):
Investment management fees	12,062

Administration fees	21,787

Accrued expenses and other liabilities	43,783

Total liabilities	157,449

NET ASSETS	$152,134,320

Net assets consist of:

Paid-in capital	$130,584,902

Undistributed net investment income	284,814

Accumulated net realized loss on investments and futures contracts	(36,683)

Net unrealized appreciation on investments and futures contracts	21,301,287

$152,134,320

Net assets:

Class I	$ 74,505,928

Class II	$ 40,239,850

Class III	$ 37,388,542

Shares outstanding:

Class I	4,147,055

Class II	2,240,325

Class III	2,081,081

Net asset value, offering price and redemption price per share:

Class I	$ 17.97

Class II	$ 17.96

Class III	$ 17.97

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2000 (Unaudited)

Investment income: (Note 2)

Dividends (net of withholding tax of $3,627)	$ 657,759

Interest	172,031

Total investment income	829,790

Expenses: (Note 2)
Investment management fees (Note 3)	170,330

Custody fees	15,009

Audit and legal fees	12,292

Directors’ fees (Note 3)	7,175

Other expenses	3,213

208,019
Expenses reimbursed (Note 3)	(10,442)

197,577

Administration fees (Note 3):

Class I	32,763

Class II*	12,045

Class II fees waived*	(3,315)

8,730

Class III*	3,078

Class III fees waived*	(3,078)

-

Net expenses	239,070

Net investment income	590,720

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investment transactions	71,460

Closed futures contracts	(25,433)

Net realized gain	46,027

Net change in unrealized appreciation (depreciation) on:

Investments	(282,678)

Open futures contracts	(173,062)

Net unrealized loss	(455,740)

Net realized and unrealized loss	(409,713)

Net increase in net assets resulting from operations	$ 181,007

*	For the period from May 1, 2000 (commencement of operations) through June 30, 2000.
The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six months ended June 30, 2000 (Unaudited)	Year ended December 31, 1999

Increase (Decrease) in Net Assets:

Operations:

Net investment income	$ 590,720	$ 489,013

Net realized gain on investment and futures transactions	46,027	581,500

Net change in unrealized appreciation (depreciation) on investments and futures contracts	(455,740)	10,753,807

Net increase in net assets resulting from operations	181,007	11,824,320

Distributions to shareholders (Note 2):

From net investment income:

Class I	(134,560)	(491,028)

Class II*	(85,970)	-

Class III*	(85,376)	-

Total distributions from net investment income	(305,906)	(491,028)

From net realized gains:

Class I	-	(686,989)

Total distributions from net realized gains	-	(686,989)

Net fund share transactions (Note 5):

Class I	(20,356,906)	48,333,681

Class II*	40,192,701	-

Class III*	37,374,163	-

Increase in net assets from net fund share transactions	57,209,958	48,333,681

Total increase in net assets	57,085,059	58,979,984

NET ASSETS:
Beginning of period	95,049,261	36,069,277

End of period (including undistributed net investment income of $284,814 and $0, respectively)	$ 152,134,320	$ 95,049,261

* For the period from May 1, 2000 (commencement of operations) through June 30, 2000.
The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Class I
	Six months ended 6/30/00 (Unaudited)		Year ended 12/31/99	Year ended 12/31/98	Period ended 12/31/97†

Net asset value, beginning of period	$ 18.13		$ 15.26	$ 12.08	$ 10.00

Income (loss) from investment operations:

Net investment income	0.11		0.09	0.13	0.09

Net realized and unrealized gain (loss) on investments	(0.23)		3.01	3.28	2.10

Total income (loss) from investment operations	(0.12)		3.10	3.41	2.19

Less distributions to shareholders:

From net investment income	(0.04)		(0.09)	(0.13)	(0.09)

From net realized gains	-		(0.14)	(0.10)	(0.02)

Total distributions	(0.04)		(0.23)	(0.23)	(0.11)

Net asset value, end of period	$ 17.97		$ 18.13	$ 15.26	$ 12.08

Total Return @	(0.65%	)**	20.32%	28.22%	21.39%	**

Ratios / Supplemental Data:

Net assets, end of period (000’s)	$74,506		$95,050	$36,069	$24,202

Ratio of net expenses to average daily net assets:

Before expense waiver	0.46%	*	0.50%	0.60%	0.43%	**

After expense waiver #	0.45%	*	N/A	0.50%	N/A

Net investment income to average daily net assets	0.89%	*	0.92%	0.91%	0.80%	**

Portfolio turnover rate	1%	**	3%	5%	2%	**

	Class II		Class III
	Period ended 6/30/00†† (Unaudited)		Period ended 6/30/00†† (Unaudited)
Net asset value, beginning of period	$ 17.96		$ 17.96

Income (loss) from investment operations:

Net investment income	0.04		0.04

Net realized and unrealized gain (loss) on investments	-		0.01

Total income (loss) from investment operations	0.04		0.05

Less distributions to shareholders:

From net investment income	(0.04)		(0.04)

Net asset value, end of period	$ 17.96		$ 17.97

Total Return @	0.23%	**	0.27% **

Ratios / Supplemental Data:

Net assets, end of period (000’s)	$40,240		$37,389

Ratio of net expenses to average daily net assets:

Before expense waiver	0.34%	*	0.20% *

After expense waiver	0.29%	*	0.15% *

Net investment income to average daily net assets	1.26%	*	1.40% *

Portfolio turnover rate	1%	**	1% **

*	Annualized
**	Percentage represents results for the period and are not annualized.
†	For the period from May 1, 1997 (commencement of operations) through December 31, 1997.
††	For the period from May 1, 2000 (commencement of operations) through June 30, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 1998 and the period ended June 30, 2000.
@
Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund

PORTFOLIO OF INVESTMENTS
June 30, 2000
(Unaudited)

	Number of Shares	Market Value

EQUITIES - 89.5%

Advertising - 0.2%
Interpublic Group Cos., Inc.	3,100	$ 133,300
Omnicom Group	1,900	169,219
Young & Rubicam, Inc.	700	40,031

		342,550

Aerospace & Defense - 0.7%
Boeing Co.	9,410	393,456
General Dynamics Corp.	2,200	114,950
Goodrich (B.F.) Co.	1,200	40,875
Honeywell International, Inc.	8,687	292,643
Lockheed Martin Corporation	4,300	106,694
Northrop Grumman Corp.	700	46,375
Raytheon Co. Cl. B	3,700	71,225
TRW, Inc.	1,400	60,725

		1,126,943

Air Transportation - 0.2%
AMR Corp./Del*	1,600	42,300
Delta Air Lines, Inc.	1,400	70,787
Southwest Airlines	5,537	104,857
US Airways Group, Inc.*	700	27,300

		245,244

Apparel, Textiles & Shoes - 0.4%
Gap, Inc.	9,287	290,219
LIZ Claiborne, Inc.	600	21,150
Limited, Inc.	4,600	99,475
Nike, Inc. Cl. B	3,000	119,437
Nordstrom, Inc.	1,500	36,187
Reebok International Ltd.*	600	9,562
Russell Corp.	300	6,000
Springs Industries, Inc. Cl. A	200	6,400
VF Corporation	1,300	30,956

		619,386

Automotive & Parts - 0.8%
Cooper Tire & Rubber Company	700	7,787
Dana Corp.	1,785	37,820

	Number of Shares	Market Value

Automotive & Parts (Continued)
Delphi Automotive Systems Corporation	6,117	$ 89,079
Ford Motor Company	13,100	563,300
General Motors Corp.	6,377	370,265
Genuine Parts Co.	1,900	38,000
Goodyear Tire & Rubber Company	1,700	34,000
Navistar International*	700	21,744
Paccar, Inc.	800	31,750
Visteon Corp.*	1,715	20,797

		1,214,542

Banking, Savings & Loans - 5.8%
Amsouth Bancorporation	4,250	66,937
Bank of America Corp.	18,627	800,961
The Bank of New York Company, Incorporated	8,100	376,650
Bank One Corp.	12,510	332,297
BB&T Corporation	3,800	90,725
Capital One Financial Corp.	2,100	93,712
Charter One Financial, Inc.	2,400	55,200
Chase Manhattan Corp.	13,500	621,844
Citigroup, Inc.	36,767	2,215,212
Comerica, Incorporated	1,750	78,531
Fifth Third Bancorp	3,375	213,469
First Union Corp.	10,796	267,876
Firstar Corporation	10,672	224,779
Fleet Boston Financial Corp.	9,995	339,830
Federal Home Loan Mortgage Corp.	7,600	307,800
Golden West Financial Corp.	1,800	73,462
Huntington Bancshares	2,436	38,519
KeyCorp	4,900	86,362
Mellon Financial Corp.	5,500	200,406
National City Corp.	6,700	114,319
Northern Trust Corp.	2,400	156,150
Old Kent Financial Corp.	1,575	42,131
PNC Financial Services Group	3,200	150,000
Providian Financial Corp.	1,550	139,500
Regions Financial Corp.	2,400	47,700
SouthTrust Corp.	1,800	40,725
State Street Corp.	1,700	180,306
Summit Bancorp	1,900	46,787

	Number of Shares	Market Value

Banking, Savings & Loans (Continued)
Suntrust Banks, Inc.	3,500	$ 159,906
Synovus Financial Corp.	3,100	54,637
U.S. Bancorp	8,231	158,447
Union Planters Corp.	1,600	44,700
Wachovia Corp.	2,200	119,350
Washington Mutual, Inc.	6,312	182,259
Wells Fargo & Company	18,000	697,500

		8,818,989

Beverages - 1.8%
Anheuser-Busch Companies, Inc.	5,100	380,906
Brown-Forman Corporation Cl. B	700	37,625
Coca-Cola Company, The	26,900	1,545,069
Coca-Cola Enterprises	4,700	76,669
Coors (Adolph) Cl. B	400	24,200
Pepsico, Inc.	15,900	706,556

		2,771,025

Broadcasting, Publishing & Printing - 2.0%
American Greetings Cl. A	700	13,300
Clear Channel Communications*	3,700	277,500
Comcast Corp. Cl. A*	10,100	409,050
Dow Jones & Co., Inc.	1,000	73,250
Gannett Co., Inc.	3,100	185,419
Harcourt General, Inc.	700	38,062
Knight Ridder, Inc.	900	47,869
The McGraw-Hill Companies, Inc.	2,100	113,400
MediaOne Group, Inc.*	6,700	444,302
Meredith Corp.	500	16,875
New York Times Co. Cl. A	1,900	75,050
Times Mirror Company Cl. A	600	52,500
Tribune Co.	2,500	87,500
Viacom, Inc. Cl. B*	16,568	1,129,730

		2,963,807

Building Materials & Construction - 1.1%
Centex Corp.	600	14,100
Home Depot, Inc.	25,050	1,250,934

(Continued)
The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000
(Unaudited)

	Number of Shares	Market Value

Building Materials & Construction (Continued)
Kaufman & Broad Home Corp.	500	$ 9,906
Louisiana-Pacific Corp.	1,100	11,962
Lowe’s Companies	4,100	168,356
Masco Corp.	4,900	88,506
Owens Corning	600	5,550
Vulcan Materials Co.	1,100	46,956

		1,596,270

Chemicals - 0.9%
Air Products and Chemicals, Inc.	2,500	77,031
Ashland, Inc.	700	24,544
Dow Chemical Company	7,500	226,406
E. I. du Pont de Nemours and Company	11,375	497,656
Eastman Chemical Company	800	38,200
Engelhard Corporation	1,400	23,887
FMC Corp.*	300	17,400
Great Lakes Chemical Corp.	600	18,900
Hercules, Inc.	1,200	16,875
International Flavors & Fragrances	1,200	36,225
PPG Industries, Inc.	1,900	84,194
Praxair, Inc.	1,700	63,644
Rohm & Haas Company	2,384	82,248
Union Carbide Corp.	1,500	74,250
W.R. Grace & Company*	700	8,487

		1,289,947

Commercial Services - 0.5%
Allied Waste Industries, Inc.*	2,000	20,000
Block H & R, Inc.	1,100	35,612
Cendant Corporation	7,661	107,254
Convergys Corporation*	1,700	88,187
Donnelley (R.R.) & Sons Co.	1,400	31,587
Dun & Bradstreet Corp.	1,800	51,525
Ecolab, Inc.	1,400	54,687
Equifax, Inc.	1,600	42,000
Fluor Corporation	800	25,300
Ikon Office Solutions, Inc.	1,187	4,600
Paychex, Inc.	3,950	165,900
PerkinElmer, Inc.	500	33,062
Quintiles Transnational Corp.*	1,200	16,950

	Number of Shares	Market Value

Commercial Services (Continued)
Ryder System, Inc.	600	$ 11,362
Waste Management, Inc.	6,732	127,908

		815,934

Communications - 5.7%
ADC Telecommunications, Inc.*	3,300	276,787
Andrew Corp.*	800	26,850
Global Crossing Ltd.*	9,245	243,259
GTE Corporation	10,600	659,850
Lucent Technologies Inc.	34,785	2,061,011
Network Appliance, Inc.*	3,300	265,650
Nextel Communications, Inc. Cl. A*	8,000	489,500
Nortel Networks Corporation	31,520	2,151,240
Qualcomm, Inc.*	8,100	486,000
SBC Communications, Inc.	37,264	1,611,668
Scientific-Atlanta, Inc.	1,700	126,650
Tellabs, Inc.*	4,300	294,281

		8,692,746

Computer Integrated Systems Design - 1.5%
3com Corp.*	3,700	213,212
Autodesk, Inc.	600	20,812
Cabletron Systems*	2,000	50,500
Computer Sciences Corp.*	1,800	134,437
Parametric Technology Corp.*	2,900	31,900
Sapient Corp.*	600	64,162
Shared Medical Systems Corp.	300	21,881
Sun Microsystems, Inc.*	17,200	1,564,125
Teradyne, Inc.*	1,900	139,650
Unisys Corporation*	3,400	49,512

		2,290,191

Computer Programming Services - 0.1%
Mercury Interactive Corp.*	800	77,400

Computers & Information - 6.1%
Apple Computer, Inc.*	3,600	188,550
Cisco Systems, Inc.*	74,600	4,741,762
Compaq Computer Corp.	18,392	470,145
Comverse Technology, Inc.*	1,700	158,100
Dell Computer Corp.*	28,000	1,380,750
EMC Corp.*	22,200	1,708,012

	Number of Shares	Market Value

Computers & Information (Continued)
Gateway, Inc.*	3,500	$ 198,625
Lexmark International Group, Inc.*	1,400	94,150
Seagate Technology, Inc.*	2,300	126,500
Solectron Corp.*	6,500	272,187

		9,338,781

Computers & Office Equipment - 2.6%
Electronic Data Systems Corporation	5,100	210,375
Hewlett-Packard Company	10,900	1,361,137
International Business Machines Corporation	19,700	2,158,381
Pitney Bowes, Inc.	2,900	116,000
Xerox Corp.	7,200	149,400

		3,995,293

Containers - 0.1%
Ball Corp.	300	9,656
Bemis Company, Inc.	500	16,812
Crown Cork & Seal Company, Inc.	1,400	21,000
Owens-Illinois, Inc.*	1,600	18,700
Pactiv Corporation*	1,800	14,175
Sealed Air Corp.*	1,007	52,742
Temple-Inland, Inc.	600	25,200

		158,285

Cosmetics & Personal Care - 1.4%
Alberto-Culver Co. Cl. B	600	18,337
Avon Products	2,600	115,700
Colgate-Palmolive Company	6,400	383,200
Gillette Company	11,700	408,769
Kimberly-Clark Corporation	6,000	344,250
The Procter & Gamble Company	14,300	818,675

		2,088,931

Data Processing and Preparation - 0.5%
Automatic Data Processing, Inc.	6,900	369,581
Ceridian Corp.*	1,600	38,500
Deluxe Corp.	800	18,850
First Data Corp.	4,600	228,275

(Continued)
The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000
(Unaudited)

	Number of Shares	Market Value

Data Processing and Preparation (Continued)
IMS Health, Inc.	3,400	$ 61,200
NCR Corporation*	1,100	42,831

		759,237

Electric Utilities - 1.5%
AES Corp.*	4,400	200,750
Ameren Corporation	1,500	50,625
American Electric Power Company	3,480	103,095
C P & L Energy, Inc.	1,700	54,294
Cinergy Corp.	1,700	43,244
CMS Energy Corp.	1,300	28,762
Consolidated Edison, Inc.	2,400	71,100
Constellation Energy Group, Inc.	1,600	52,100
Dominion Resources, Inc.	2,568	110,103
DTE Energy Company	1,600	48,900
Duke Energy Corporation	3,922	221,103
Edison International	3,800	77,900
Entergy Corp.	2,700	73,406
FirstEnergy Corporation	2,500	58,437
Florida Progress Corp.	1,100	51,562
FPL Group, Inc.	1,900	94,050
GPU, Inc.	1,400	37,887
New Century Energies, Inc.	1,300	39,000
Niagara Mohawk Holdings, Inc.*	1,800	25,087
Northern States Power Company	1,700	34,319
PECO Energy Co.	2,000	80,625
PG&E Corp.	4,200	103,425
Pinnacle West Capital Corporation	1,000	33,875
PPL Corporation	1,600	35,100
Public Service Enterprise Group	2,400	83,100
Reliant Energy, Inc.	3,199	94,570
Southern Co.	7,300	170,181
TXU Corporation	3,045	89,827
Unicom Corporation	2,300	88,981

		2,255,408

Electrical Equipment & Electronics - 10.4%
Adaptec, Inc.*	1,200	27,300
Advanced Micro Devices*	1,600	123,600

	Number of Shares	Market Value

Electrical Equipment & Electronics (Continued)
Altera Corp.*	2,200	$ 224,125
American Power Conversion Corporation*	1,700	69,381
Analog Devices, Inc.*	3,800	288,800
Conexant Systems, Inc.*	2,300	111,837
Emerson Electric Co.	4,700	283,762
General Electric Company	107,500	5,697,500
Intel Corp.	36,500	4,879,594
Johnson Controls, Inc.	1,000	51,312
Kla-Tencor Corp.*	2,000	117,125
Linear Technology Corp.	3,400	217,387
LSI Logic Corp.*	3,300	178,612
Maxim Intergrated Products*	3,600	244,575
Micron Technology, Inc.*	5,900	519,569
MIPS Technologies, Inc. Cl. B*	263	10,137
Molex, Inc.	2,150	103,469
Motorola, Inc.	23,115	671,780
National Semiconductor Corp.*	1,900	107,825
Novellus Systems, Inc.*	1,300	73,531
PE Corp.-PE Biosystems Group	2,200	144,925
Rockwell International Corp.	2,100	66,150
Sanmina Corp.*	1,500	128,250
Texas Instruments, Inc.	17,800	1,222,637
Thomas & Betts Corp.	600	11,475
Xilinx, Inc.*	3,500	288,969

		15,863,627

Energy - 5.5%
Amerada Hess Corp.	1,000	61,750
Anadarko Petroleum Corp.	1,400	69,037
Apache Corporation	1,300	76,456
Burlington Resources, Inc.	2,352	89,964
Chevron Corporation	7,200	610,650
Coastal Corp.	2,300	140,012
Columbia Energy Group	900	59,063
Conoco, Inc. Cl. B	6,868	168,695
Eastern Enterprises	300	18,900
EL Paso Energy Corporation	2,500	127,344
Enron Corp.	7,800	503,100
Exxon Mobil Corp.	37,628	2,953,798
Halliburton Co.	4,800	226,500
Kerr-McGee Corp.	1,047	61,708
Nicor, Inc.	500	16,313

	Number of Shares	Market Value

Energy (Continued)
Occidental Petroleum Corp.	4,000	$ 84,250
Oneok, Inc.	300	7,781
Peoples Energy Corp.	400	12,950
Phillips Petroleum Co.	2,800	141,925
Rowan Cos., Inc.*	1,000	30,375
Royal Dutch Petroleum Company NY Shares	23,400	1,440,563
Schlumberger Ltd.	6,000	447,750
Sempra Energy	2,251	38,267
Sunoco, Inc.	1,000	29,438
Texaco, Inc.	6,000	319,500
Tosco Corp.	1,600	45,300
Transocean Sedco Forex, Inc.	2,300	122,906
Union Pacific Resources Group	2,800	61,600
Unocal Corporation	2,600	86,125
USX-Marathon Group	3,400	85,213
The Williams Companies, Inc.	4,800	200,100

		8,337,333

Entertainment & Leisure – 1.4%
Brunswick Corp.	1,000	16,563
Harley-Davidson, Inc.	3,300	127,050
Harrah’s Entertainment Inc.*	1,400	29,313
Polaroid Corp.	500	9,031
Time Warner, Inc.	14,000	1,064,000
Walt Disney Company, The	22,600	877,163

		2,123,120

Financial Services – 3.1%
American Express Company	14,600	761,025
American General Corporation	2,710	165,310
Associates First Capital Corp. Cl. A	7,896	176,180
Bear Stearns Companies, Inc.	1,256	52,281
Countrywide Credit Industries, Inc.	1,300	39,406
Federal National Mortgage Association	11,200	584,500
Franklin Resources, Inc.	2,800	85,050

(Continued)
The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000
(Unaudited)

	Number of Shares	Market Value

Financial Services (Continued)
Household International, Inc.	5,113	$ 212,509
Lehman Brothers Holdings, Inc.	1,300	122,931
MBNA Corp.	8,775	238,022
Merrill Lynch & Co. Inc.	4,000	460,000
J.P. Morgan & Company	1,900	209,238
Morgan Stanley Dean Witter & Co.	12,450	1,036,463
Paine Webber Group, Inc.	1,600	72,800
Price (T. Rowe) Associates	1,300	55,250
Schwab (Charles) Corp.	13,175	443,009
SLM Holding Corp.	1,700	63,644

		4,777,618

Foods - 1.5%
Archer-Daniels-Midland	6,623	64,988
Bestfoods	3,100	214,675
Campbell Soup Company	4,700	136,888
ConAgra, Inc.	5,400	102,938
General Mills, Inc.	3,300	126,225
Great Atlantic & Pacific TEA Co.	400	6,650
Heinz (H. J.) Company	3,900	170,625
Hershey Foods Corp.	1,500	72,750
Kellogg Co.	4,500	133,875
The Kroger Co.*	9,100	200,769
Nabisco Group Holdings Corp.	3,600	93,375
Quaker Oats Co.	1,500	112,688
Ralston-Ralston Purina Group	3,300	65,794
Safeway, Inc.*	5,500	248,188
Sara Lee Corp.	10,000	193,125
Starbucks Corp.*	2,000	76,375
SuperValu, Inc.	1,500	28,594
Sysco Corp.	3,600	151,650
Wrigley (WM.) JR Co.	1,300	104,244

		2,304,416

Forest Products & Paper - 0.3%
Boise Cascade Corp.	600	15,525
Fort James Corporation	2,300	53,188
Georgia-Pacific Group	1,900	49,875
International Paper Company	5,323	158,692
Mead Corp.	1,200	30,300
Potlatch Corp.	300	9,938
Westvaco Corporation	1,100	27,294

	Number of Shares	Market Value

Forest Products & Paper (Continued)
Weyerhaeuser Company	2,500	$ 107,500
Willamette Industries	1,200	32,700

		485,012

Healthcare - 1.8%
Becton, Dickinson and Company	2,800	80,325
Bristol-Myers Squibb Company	21,600	1,258,200
The Healthcare Company	6,100	185,288
Healthsouth Corp.*	4,200	30,188
Humana, Inc.*	1,800	8,775
Manor Care, Inc.*	1,100	7,700
Schering-Plough Corp.	16,000	808,000
Tenet Healthcare Corporation	3,400	91,800
UnitedHealth Group Incorporated	1,800	154,350
Wellpoint Health Networks*	700	50,706

		2,675,332

Holding Company-Diversified - 0.2%
Seagram Co. Ltd.	4,800	278,400

Home Construction, Furnishings & Appliances - 0.1%
Armstrong Holdings, Inc.	400	6,125
Leggett & Platt, Inc.	2,100	34,650
Maytag Corp.	1,000	36,875
Pulte Corp.	400	8,650
Whirlpool Corp.	800	37,300

		123,600

Household Products - 0.8%
The Clorox Company	2,500	112,031
Corning, Incorporated	3,000	809,625
Snap-On, Inc.	600	15,975
Tupperware Corp.	600	13,200
Unilever NV NY Shares	6,332	272,276

		1,223,107

Industrial - Distribution - 0.0%
W.W. Grainger, Inc.	1,100	33,894

Industrial - Diversified - 0.7%
Illinois Tool Works, Inc.	3,300	188,100
McDermott International, Inc.	600	5,288
Tyco International Ltd.	18,368	870,184

		1,063,572

	Number of Shares	Market Value

Information Retrieval Services - 1.3%
America Online, Inc.*	24,900	$ 1,313,475
Yahoo!, Inc.*	5,700	706,088

		2,019,563

Insurance - 2.6%
Aetna, Inc.	1,600	102,700
Aflac, Inc.	2,900	133,219
Allstate Corp.	8,800	195,800
American International Group, Inc.	16,973	1,994,328
AON Corp.	2,850	88,528
Chubb Corp.	1,900	116,850
CIGNA Corporation	1,800	168,300
Cincinnati Financial Corp.	1,800	56,588
Conseco, Inc.	3,458	33,716
The Hartford Financial Services Group, Inc.	2,400	134,250
Jefferson-Pilot Corporation	1,200	67,725
Lincoln National Corp.	2,100	75,863
Loews Corp.	1,200	72,000
Marsh & McLennan Companies, Inc.	2,900	302,869
MBIA, Inc.	1,100	53,006
MGIC Investment Corp.	1,200	54,600
Progressive Corp.	900	66,600
Safeco Corp.	1,400	27,825
St. Paul Companies	2,424	82,719
Torchmark Corp.	1,500	37,031
UnumProvident Corp.	2,538	50,919

		3,915,436

Lodging - 0.1%
Hilton Hotels Corp.	3,800	35,625
Marriott International, Inc. Cl. A	2,800	100,975

		136,600

Machinery & Components - 1.2%
Applied Materials, Inc.*	8,400	761,250
Baker Hughes, Inc.	3,540	113,280
Black & Decker Corporation	1,000	39,313
Briggs & Stratton	200	6,850
Caterpillar, Inc.	3,900	132,113
Cummins Engine	400	10,900

(Continued)
The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000
(Unaudited)

	Number of Shares	Market Value

Machinery & Components (Continued)
Danaher Corporation	1,600	$ 79,100
Deere & Co.	2,500	92,500
Dover Corporation	2,200	89,238
Ingersoll-Rand Co.	1,800	72,450
Pall Corporation	1,400	25,900
Parker-Hannifin Corporation	1,300	44,525
The Stanley Works	1,000	23,750
Timken Co.	600	11,175
United Technologies Corp.	5,200	306,150

		1,808,494

Manufacturing - 0.0%
Millipore Corp.	500	37,688

Manufacturing - Diversified - 0.1%
Cooper Industries, Inc.	1,100	35,819
Eaton Corp.	800	53,600
ITT Industries, Inc.	1,000	30,375
National Service Industries, Inc.	400	7,800
Textron, Inc.	1,600	86,900

		214,494

Medical Supplies - 1.2%
Agilent Technologies, Inc.*	4,957	365,579
Allergan, Inc.	1,500	111,750
Bard (C.R.), Inc.	500	24,063
Bausch & Lomb, Inc.	600	46,425
Baxter International, Inc.	3,200	225,000
Biomet, Inc.	1,300	49,969
Boston Scientific Corp.*	4,600	100,913
Guidant Corp.*	3,400	168,300
Mallinckrodt Group, Inc.	700	30,406
Medtronic, Inc.	13,000	647,563
St. Jude Medical, Inc.*	1,000	45,875
Tektronix, Inc.	450	33,300
Thermo Electron Corp.*	1,700	35,806

		1,884,949

Metals & Mining - 0.5%
Alcan Aluminium Ltd.	2,400	74,400
Alcoa, Inc.	9,684	280,836
Allegheny Technologies, Inc.	1,100	19,800
Barrick Gold Corp.	4,300	78,206

	Number of Shares	Market Value

Metals & Mining (Continued)
Bethlehem Steel Corp.*	1,400	$ 4,988
Crane Co.	700	17,019
Freeport-McMoran Copper & Gold, Inc. Cl. B*	1,700	15,725
Homestake Mining Company	2,800	19,250
Inco Ltd.*	2,100	32,288
Newmont Mining Corp.	1,872	40,482
Nucor Corp.	1,000	33,188
Phelps Dodge Corp.	960	35,700
Placer Dome, Inc.	3,600	34,425
USX-U.S. Steel Group, Inc.	1,000	18,563
Worthington Industries	1,000	10,500

		715,370

Miscellaneous - 0.3%
Avery-Dennison Corp.	1,300	87,263
Minnesota Mining & Manufacturing Company	4,400	363,000

		450,263

Pharmaceuticals - 7.7%
Abbott Laboratories	16,700	744,194
Alza Corp.*	1,200	70,950
American Home Products Corporation	14,200	834,250
Amgen, Inc.*	11,100	779,775
Biogen, Inc.*	1,600	103,200
Cardinal Health, Inc.	3,050	225,700
Eli Lilly & Co.	11,900	1,188,513
Johnson & Johnson	15,200	1,548,500
Mckesson HBOC, Inc.	3,092	64,739
Medimmune, Inc.*	2,100	155,400
Merck & Co., Inc.	25,500	1,953,938
Pfizer, Inc.	67,775	3,253,200
Pharmacia Corp.	13,731	709,721
Sigma-Aldrich	1,100	32,175
Watson Pharmaceutical, Inc.*	1,100	59,125

		11,723,380

Photography Equipment/Supplies - 0.1%
Eastman Kodak Co.	3,400	202,300

	Number of Shares	Market Value

Prepackaged Software - 5.7%
Adobe Systems, Inc.	1,300	$ 169,000
BMC Software, Inc.*	2,700	98,508
Citrix Systems, Inc.*	1,900	35,981
Computer Associates Internationational, Inc.	6,450	330,159
Compuware Corp.*	3,800	39,425
Microsoft Corp.*	56,800	4,544,000
Novell, Inc.*	3,600	33,300
Oracle Corporation*	30,700	2,580,719
Peoplesoft, Inc.*	3,000	50,250
Siebel Systems, Inc.*	2,100	343,481
Veritas Software Corp.*	4,300	485,967

		8,710,790

Restaurants - 0.4%
Darden Restaurants, Inc.	1,400	22,750
McDonald’s Corp.	14,700	484,181
Tricon Global Restaurants, Inc.*	1,690	47,743
Wendy’s International, Inc.	1,300	23,156

		577,830

Retail - 3.4%
Autozone, Inc.*	1,500	33,000
Bed Bath & Beyond, Inc.*	1,500	54,375
Best Buy Co., Inc.*	2,200	139,150
Circuit City Stores	2,200	73,013
Cons Stores Corp.*	1,200	14,400
Costco Wholesale Corp.*	4,900	161,700
CVS Corporation	4,200	168,000
Dillards, Inc. Cl. A	1,100	13,475
Dollar General Corp.	3,621	70,610
Federated Department Stores*	2,300	77,625
K Mart Corp.*	5,300	36,106
Kohls Corp.*	3,600	200,250
Longs Drug Stores, Inc.	400	8,700
The May Department Stores Company	3,650	87,600
Newell Rubbermaid, Inc.	3,072	79,104
Office Depot, Inc.*	3,600	22,500
J.C. Penney Co., Inc.	2,800	51,625
RadioShack Corporation	2,000	94,750
Rite Aid Corp.	2,800	18,375

(Continued)
The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000
(Unaudited)

	Number of Shares	Market Value

Retail (Continued)
Sears Roebuck and Co.	4,100	$ 133,763
Sherwin-Williams Co.	1,800	38,138
Staples, Inc.*	5,150	79,181
Target Corporation	4,800	278,400
Tiffany & Co.	700	47,250
TJX Companies, Inc.	3,400	63,750
Toys R US, Inc.*	2,500	36,406
Walgreen Co.	11,000	354,063
Wal-Mart Stores, Inc.	48,600	2,800,575

		5,235,884

Retail-Grocery - 0.1%
Albertson’s, Inc.	4,693	156,042
Winn-Dixie Stores, Inc.	1,600	22,900

		178,942

Telephone Utilities - 4.0%
Alltel Corp.	3,400	210,588
AT&T Corp.	34,876	1,102,954
Bell Atlantic Corp.	16,950	861,272
BellSouth Corporation	20,600	878,075
CenturyTel, Inc.	1,500	43,125
Sprint Corp. (FON Group)	9,500	484,500
Sprint Corp. (PCS Group)*	9,400	559,300
US West, Inc.	5,454	467,681
Worldcom, Inc.*	30,977	1,421,070

		6,028,565

Tobacco - 0.5%
Fortune Brands, Inc.	1,800	41,513
Philip Morris Companies, Inc.	25,900	687,969
UST, Inc.	1,900	27,906

		757,388

Toys, Games - 0.1%
Hasbro, Inc.	1,950	29,372
Mattel, Inc.	4,600	60,663

		90,035

	Number of Shares	Market Value

Transportation - 0.5%
Burlington Northern Santa Fe Corp.	5,000	$ 114,688
Carnival Corp.	6,800	132,600
CSX Corp.	2,300	48,731
FedEx Corporation*	3,220	122,360
Kansas City Southern Industries, Inc.	1,200	106,425
Norfolk Southern Corporation	4,100	60,988
Union Pacific Corp.	2,800	104,125

		689,917

Travel - 0.0%
Sabre Holdings Corp.	1,411	40,213

TOTAL EQUITIES
(Cost $114,761,652)		136,168,041

	Principal Amount

SHORT-TERM INVESTMENTS - 8.5%
Repurchase Agreement - 7.9%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/00, 6.03%, due 07/03/00 (a)	$12,014,071	12,014,071

U.S. Treasury Obligations - 0.6%
US Treasury Bill 5.000-5.560%, 07/13/2000	850,000	848,508

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)		12,862,579

TOTAL INVESTMENTS - 98.0% (Cost $127,624,231)**		$ 149,030,620
Other Assets/(Liabilities) - 2.0%		3,103,700

NET ASSETS - 100.0%		$ 152,134,320

Notes to Portfolio of Investments

*	Non-income producing security.
**	Aggregate cost for Federal tax purposes. (Note 7).
(a)	Maturity value of $12,020,108. Collateralized by U.S. Government Agency obligation with a rate of 6.217%, maturity date of 05/01/2030, and aggregate market value, including accrued interest, of $12,615,150.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. The Fund
MML Equity Index Fund (the “Fund”) is a non-diversified series of the MML Series Investment fund (“MML Trust” ). The MML Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, registered open-end, management investment company. The MML Trust, which has eleven separate series of shares, is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as amended. On May 1, 1997, the Fund commenced operations.

The MML Trust was established by Massachusetts Mutual Life Insurance Company (“MassMutual”) for the purpose of providing vehicles for the investment assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the MML Trust are not offered to the general public.

Effective May 1, 2000, the Fund began to offer three classes of shares: Class I, Class II and Class III. Each share class invests in the same portfolio of expenses. The principal economic difference among the classes is the level of service and administration fees borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus. Class I shares are a redesignation of the shares of the Fund existing prior to May 1, 2000. Class II and Class III commenced operations on May 1, 2000.

2. Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the financial statement in conformity with generally accepted accounting principles. The preparation of the financial statement in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation
Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“ Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Money market obligations with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, which ever approximates current market value. All other securities and other assets are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies will be converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trustees.

Accounting for Investments
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on investments, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Notes to Financial Statements (Continued)

Federal Income Tax
It is the Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Fund will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

Dividends and Distributions to Shareholders
Dividends from net investment income and distributions of any net realized capital gains of the Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies and the deferral of wash sale losses. As a result, net investment income and net realized gains on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market price of securities.

Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividend recorded on the books of the Fund and the amount actually received.

Securities Lending
The Fund may make loans of portfolio securities; however, securities lending can not exceed 33% of its total assets taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At June 30, 2000, the Fund did not have any loaned securities.

Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts in order to convert foreign denominated securities or obligations to U.S. dollar denominated investments. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

Notes to Financial Statements (Continued)

The notional or contractual amounts of these instruments represent the investments the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding forward foreign currency contracts at June 30, 2000.

Forward Commitments
The Fund may purchase or sell securities on a “when issued,” delayed delivery or forward commitment basis. The Fund uses forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Delivery and payment for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Fund instructs the custodian to segregate assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the forward commitment is determined by management using a commonly accepted pricing model and fluctuates based upon changes in the value of the underlying security and market repurchase rates. Such rates equate the counterparty’s cost to purchase and finance the underlying security to the earnings received on the security and forward delivery proceeds. The Fund records on a daily basis the unrealized appreciation/depreciation based upon changes in the value of the forward commitment. When a forward commitment contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Fund could also be exposed to loss if they cannot close out its forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Fund monitors exposure to ensure counterparties are creditworthy and concentration of exposure is minimized. At June 30, 2000, the Fund had no open forward commitments.

Financial Futures Contracts
The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Depreciation
Buys
42	S&P 500®	09/15/00	$15,415,050	$105,102

Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, which are directly attributable to a class of shares, are charged to that class’ operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Notes to Financial Statements (Continued)

3. Management Fees And Other Transactions With Affiliates

Investment Management Fee
MassMutual serves as investment adviser to the Fund and provides administrative services needed by the Fund. For acting as such, MassMutual receives a monthly fee from the Fund at the annual rate of 0.10% of the average daily net asset value of the Fund. Prior to May 1, 2000, MassMutual received a quarterly fee from the Fund at the annual rate of 0.40% of the first $100,000,000, 0.38% of the next $150,000,000, and 0.36% of any excess over $250,000,000 of the average daily net asset value of the Fund.

Effective May 1, 2000, MassMutual has entered into an investment sub-advisory agreement with Bankers Trust Company under the marketing name Deutsche Asset Management (“DAM”), pursuant to which DAM serves as the Fund’s sub-adviser. The agreement provides that DAM provide investment sub-advisory services with respect to the assets of the Fund. MassMutual pays DAM a monthly fee equal to an annual rate of 0.01% of the first $1 billion of aggregate net assets under management and 0.0075% of aggregate net assets over $1 billion. Prior to May 1, 2000, Mellon Equity Associates (“Mellon Equity”) served as the Fund’s sub-adviser.

Administration & Shareholder Service Fees
Under a separate administrative and shareholder services agreement between the Fund and MassMutual effective May 1, 2000, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates: 0.30% on the first $100,000,000, 0.28% on the next $150,000,000 and 0.26% on assets in excess of $250,000,000 of Class I shares of the Fund, 0.19% of the average daily net assets of Class II shares of the Fund, and for Class III shares, an amount not to exceed 0.05% of the average daily net assets of the Fund.

Expense Waivers
MassMutual has agreed, at least through April 30, 2001, to absorb the expenses of the Fund, to the extent that the aggregate expenses (excluding the Fund’s management and administrative fees, interest, taxes, brokerage commissions and extraordinary expenses) incurred during the Fund’s fiscal year exceed 0.05% of the average daily net assets of the Fund for such year.

MassMutual has agreed to waive administrative and shareholder service fees incurred during the Fund’s fiscal year for Class II and Class III shares in the amount of 0.05% of the average daily net assets of the respective classes.

Other	Certain officers and trustees of the Fund are also officers of MassMutual. The compensation of unaffiliated directors of the Fund is borne by the Fund.

4. Purchases and Sales of Investments	Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the six months ended June 30, 2000, were as follows:
Purchases
Equities	$46,002,991
Sales
Equities	$ 1,732,046
Notes to Financial Statements (Continued)

5.	Capital Share Transactions
The Fund is authorized to issue an unlimited number of shares, with no par value. The change in shares outstanding for the Fund is as follows:

		Class I Six months ended June 30, 2000	Class II For the Period May 1, 2000 (Commencement of Operations) through June 30, 2000	Class III For the Period May 1, 2000 (Commencement of Operations) through June 30, 2000
Shares

	Reinvestment of shares	70,012	4,901	4,868
	Sales of shares	3,272,393	2,354,908	2,076,213
	Redemptions of shares	(4,437,730)	(119,484)	—

	Net increase (decrease)	(1,095,325)	2,240,325	2,081,081

Amount

	Reinvestment of shares	$ 1,264,870	$ 85,970	$ 85,376
	Sales of shares	57,940,856	42,242,992	37,288,787
	Redemptions of shares	(79,562,632)	(2,136,261)	—

	Net increase (decrease)	$ (20,356,906)	$ 40,192,701	$ 37,374,163

		For the Year ended December 31, 1999
Shares

	Reinvestment of shares	2,846
	Sales of shares	3,612,656
	Redemptions of shares	(736,879)

	Net increase	2,878,623

Amount

	Reinvestment of shares	$ 47,708
	Sales of shares	60,273,099
	Redemptions of shares	(11,987,126)

	Net increase	$ 48,333,681

6. Foreign Securities
The Fund may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

7. Federal Income Tax Information	At June 30, 2000, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund, as computed on a Federal income tax basis, is as follows:

Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation
$127,624,231	$28,334,276	$7,032,989	$21,301,287

8. Investment Risk and Consideration
Since the Fund is non-diversified and a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, some of which may be in the same economic sector, the Fund’s portfolio may be more sensitive to changes in market value of a single issuer or industry.